2. Basis of Presentation and Significant Accounting Policies (Details - Entities)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Name of entities	Allied Esports Entertainment, Inc.
Black Ridge Merger Sub Corp [Member]
Name of entities		Black Ridge Merger Sub Corp
Place of incorporation		DE
Entity percentage owned		100.00%